Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
4.	Fair Value Measurements
The accounting guidance defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the accounting guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
Level 2: Quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability.
Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e. supported by little or no market activity).
The Company’s cash equivalents are classified using Level 1 inputs within the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. None of the Company’s non-financial
assets or liabilities are recorded at fair value on a
non-recurring
basis. No transfers between levels have occurred during the periods presented.
The Company estimates the fair value of preferred stock warrants at the time of issuance and subsequent remeasurement using the Black-Scholes option pricing model at each reporting date, if required, based on the following inputs: the risk-free interest rates; the expected dividend rates; the remaining contractual life of the warrants; the fair value of the underlying stock; and the expected volatility of the price of the underlying stock. The estimates are based, in part, on subjective assumptions and could differ materially in the future. Changes to these assumptions as well as the fair value of the Company’s stock on the reporting date can have a significant impact on the fair value of the warrant liability.
The following table summarizes the Company’s assets and liabilities that require fair value measurements on a recurring basis and their respective input levels based on the fair value hierarchy as of September 30, 2021 and December 31, 2020 (in thousands):

		Fair Value Measurements Using
	September 30, 2021	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Assets
Money market funds	$54,768	$54,768	$—	$—

Total assets	$54,768	$54,768	$—	$—

Liabilities
Private placement warrant liability	$1,495	$—	$—	$1,495
Earn-out liability	43,250	—	—	43,250

Total liabilities	$44,745	$—	$—	$44,745

		Fair Value Measurements Using
	December 31, 2020	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Assets
Money market funds	$15,216	$15,216	$—	$—

Total assets	$15,216	$15,216	$—	$—

Liabilities
Preferred stock warrant liability	$433	$—	$—	$433

Total liabilities	$433	$—	$—	$433

The preferred stock warranty liability is measured at fair value, using a combination of observable and unobservable inputs. The change in fair value of the preferred stock warrant liability is recorded in Other income (expense) on the statement of operations and comprehensive income (loss). All outstanding preferred stock warrants were cashless exercised as a result of the Business Combination on August 25, 2021 (See Note 8). The preferred stock warrants were remeasured to fair value on the date of cashless exercise based on the net shares issued and fair value of common stock on the settlement date, which was the close date of the Business Combination on August 25, 2021. The following key assumptions were used in determining the fair value of the preferred stock warrant liability valued using the Black-Scholes option pricing model as of December 31, 2020:

December 31, 2020
Fair value of Series C convertible preferred stock	$0.70
Expected volatility	96.3%
Risk-free interest rate	0.7%
Expected term (in years)	7.7
Expected dividend yield	—
The following table presents activity for the preferred stock warrant liability measured at fair value using significant unobservable Level 3 inputs during the nine months ended September 30, 2021 and 2020 (in thousands):

Series C Preferred Stock Warrant Liability
Balance at December 31, 2019	$442
Change in fair value	68

Balance at September 30, 2020	$510

Balance at December 31, 2020	$433
Issuance of new warrants	271
Change in fair value	153
Warrant exercises	(857)

Balance at September 30, 2021	$—

In connection with the Business Combination, the Company assumed the public and private placement warrants described in Note 2. The private placement warrants are precluded from equity treatment and are recorded as liabilities as they are not considered indexed to the Company’s Common Stock. The private placement warrant liability is measured at fair value, using a combination of observable and unobservable inputs. The change in fair value of the private placement warrant liability is recorded in other income (expense) on the statement of operations and comprehensive income (loss). The following key assumptions were used in determining the fair value of the private placement warrant liability valued using the Black-Scholes option pricing model as of September 30, 2021 and August 25, 2021:

	September 30, 2021	As of August 25, 2021 at Initial Measurement
Common stock price	$14.05	$16.98
Expected volatility	65.0%	60.0%
Risk-free interest rate	1.0%	0.8%
Expected term (in years)	4.9	5.0
Expected dividend yield	—	—
The following table presents activity for the private placement warrant liability measured at fair value using significant unobservable Level 3 inputs during the nine months ended September 30, 2021 (in thousands):

Private Placement Warrant Liability
Private Placement Warrants liability—August 25, 2021 (closing date)	$1,862
Change in fair value—Closing Date through September 30, 2021	(367)

Balance at September 30, 2021	$1,495

Former holders of shares of Old eFFECTOR common stock were allocated
Earn-Out
shares in connection with the completion of the Business Combination with LWAC which are accounted for as liabilities. Please refer to Note 10 for additional details surrounding the valuation methodology for these
Earn-Out
shares.

3.	Fair Value Measurements
The accounting guidance defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the accounting guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
Level 2: Quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability.
Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e. supported by little or no market activity).
The Company’s cash equivalents are classified using Level 1 inputs within the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. None of the Company’s non-financial
assets or liabilities are recorded at fair value on a
non-recurring
basis. No transfers between levels have occurred during the periods presented.
The Company estimates the fair value of preferred stock warrants at the time of issuance and subsequent remeasurement using the Black-Scholes option pricing model at each reporting date, based on the following inputs: the risk-free interest rates; the expected dividend rates; the remaining contractual life of the warrants; the fair value of the underlying stock; and the expected volatility of the price of the underlying stock. The estimates are based, in part, on subjective assumptions and could differ materially in the future. Changes to these assumptions as well as the fair value of the Company’s stock on the reporting date can have a significant impact on the fair value of the preferred stock warrant liability.
The following table summarizes the Company’s assets and liabilities that require fair value measurements on a recurring basis and their respective input levels based on the fair value hierarchy as of December 31, 2020 and 2019 (in thousands):

		Fair Value Measurements Using
	December 31, 2020	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Assets
Money market funds	$15,216	$15,216	$—	$—

Total assets	$15,216	$15,216	$—	$—

Liabilities
Preferred stock warrant liability	$433	$—	$—	$433

Total liabilities	$433	$—	$—	$433

		Fair Value Measurements Using
	December 31, 2019	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Assets
Money market funds	$3,427	$3,427	$—	$—

Total assets	$3,427	$3,427	$—	$—

Liabilities
Preferred stock warrant liability	$442	$—	$—	$442

Total liabilities	$442	$—	$—	$442

The preferred stock warrant liability is measured at fair value, using a combination of observable and unobservable inputs. The following key assumptions were used in determining the fair value of the preferred stock warrant liability valued using the Black-Scholes option pricing model as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Fair value of Series C convertible preferred stock	$0.70	$0.72
Expected volatility	96.3%	86.0%
Risk-free interest rate	0.7%	1.9%
Contractual term (in years)	7.7	8.7
Expected dividend yield	—	—
The following table presents activity for the preferred stock warrant liability measured at fair value using significant unobservable Level 3 inputs during the years ended December 31, 2020 and 2019 (in thousands):

Series C Preferred Stock Warrant Liability
Balance at December 31, 2018	$422
Change in fair value	20

Balance at December 31, 2019	442
Change in fair value	(9)

Balance at December 31, 2020	$433